Share Capital and Share Premium - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions			12 Months Ended
	Jan. 18, 2018	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Par value per share			£ 0.25	£ 0.25
Amount of shares authorized for repurchase		£ 300
Number of shares repurchased	22	21
Value of shares repurchased		£ 153
Value of shares repurchased and cancelled			£ 149
Cash payments for share repurchases	£ 4		149
Liabilities to repurchase own shares			147
Nominal value of canceled shares			£ 5	£ 11